INSURANCE - Assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets related to insurance contracts (Loans and other financing)
Receivable premiums	$ 590,044	$ 618,048
Commissions receivables	2,023
Total	592,067	618,048
Liabilities related to insurance contracts (Other non-financial liabilities)
Debt with insured	136,124	185,380
Debt with reinsurers	11,731	55,239
Debt with co-insurers		2,317
Debt with producers	183,809	204,734
Technical commitments	221,719	236,877
Outstanding claims paid by re-insurance companies (regularizer)	(9,059)	(655)
Total	$ 544,324	$ 683,892